December 29, 2004

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20546

Re:
Manor Investment Funds, Inc.
File Nos. 33-99520 and 811-09134
Rule 497 (j) Certification

Ladies and Gentlemen:
The undersigned officer of Manor Investment Funds, Inc. (the “Fund”) does hereby certify pursuant to Rule 497 (j) promulgated under the Securities Act of 1933, as amended, that (i) the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained the Post-effective Amendment No. 12 to Form N-1A Registration Statement Filed by the Fund December 27, 2004, which is the most recent amendment to such registration statement and (ii) the text of Post-Effective Amendment No. 12 has been filed electronically

Very truly yours,

/s/ Daniel A. Morris

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Daniel A. Morris, President